Related party transactions - Major Related Party Transaction (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Relx Inc.
Expenses allocated from/(to) related parties:
Expenses allocated to Relx Inc.'s operations	¥ (41,842)	¥ (13,370)	¥ (4,883)
Expenses allocated from Relx Inc.'s operations	22,954	2,696	399
Sales to entity within Relx Inc.'s operations	1,038,224	293,530	66,752
Purchase from entity within Relx Inc.'s operations	5,986	71,156
Others	7,434	1,212
Redemption of long-term investments by Relx Inc. and Sunnyheart Inc.		588,872
Related Party
Expenses allocated from/(to) related parties:
Total	¥ 1,032,756	¥ 944,096	¥ 62,268